Income Taxes - Income Tax Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
As at January 1	$ 15,546	$ 1,120	$ 1,828
Current tax	3,280	16,636	1,548
Withholding tax upon dividend declaration from PRC entities	2,186	5,148	2,323
Tax paid (note)	(18,891)	(5,014)	(5,940)
Reclassification from non-current withholding tax			812
Reclassification (from)/to prepaid tax	(241)	25	485
Divestment of an equity investee (Note 22)		(2,644)
Exchange difference	(768)	275	64
As at December 31	1,112	$ 15,546	1,120
Refund PRC EIT			$ 400
HBYS
Capital gain tax paid for gain on divestment of an equity investee	$ 14,400